Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
Federal Trust Fund
(the “Fund”)
Supplement dated May 13, 2021 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Fund, each dated February 26, 2021, as supplemented to date
On May 11, 2021, the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) on behalf of the Fund approved a change in the name of the Fund to “BlackRock Liquid Federal Trust Fund”. Additionally, BlackRock Advisors, LLC, the Fund’s investment adviser (“BlackRock”), has changed the Fund’s brokerage allocation methodology. Finally, BlackRock wishes to disclose that it will be donating a portion of its net revenue from its management fee from the Fund to educational initiatives, subject to BlackRock’s discretion.
Accordingly, effective on July 19, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information, as applicable:
All references to “Federal Trust Fund” in the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are changed to “BlackRock Liquid Federal Trust Fund” to reflect the Fund’s new name.

BLACKROCK LIQUIDITY FEDERAL TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
Federal Trust Fund
(the “Fund”)
Supplement dated May 13, 2021 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Fund, each dated February 26, 2021, as supplemented to date
On May 11, 2021, the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) on behalf of the Fund approved a change in the name of the Fund to “BlackRock Liquid Federal Trust Fund”. Additionally, BlackRock Advisors, LLC, the Fund’s investment adviser (“BlackRock”), has changed the Fund’s brokerage allocation methodology. Finally, BlackRock wishes to disclose that it will be donating a portion of its net revenue from its management fee from the Fund to educational initiatives, subject to BlackRock’s discretion.
Accordingly, effective on July 19, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information, as applicable:
All references to “Federal Trust Fund” in the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are changed to “BlackRock Liquid Federal Trust Fund” to reflect the Fund’s new name.